Related Parties (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)	Sep. 30, 2020	Sep. 13, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 08, 2018	Oct. 31, 2015
Note payable due to related parties	$ 35,000
Debt interest rate		4.00%
Accrued interest	$ 600,000			$ 300,000
John Textor [Member]
Note payable due to related parties						$ 172,000
Debt interest rate						18.00%
FaceBank Group, Inc Pre-Merger [Member]
Debt interest rate							5.00%
Accrued interest			$ 102,000	$ 85,000	$ 45,000
FaceBank Group, Inc Pre-Merger [Member] | John Textor [Member]
Note payable due to related parties						$ 172,000
Debt interest rate						18.00%